Taxes (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Taxes (Textual)
Unrecognized tax benefits	$ 194,939	$ 128,467
Ridik Pte. Ltd. ("Ridik Pte.") [Member]
Taxes (Textual)
Statutory income tax rate	18.50%
Ridik Sdn Malaysia [Member]
Taxes (Textual)
Statutory income tax rate	24.00%
CLPS Japan [Member]
Taxes (Textual)
Statutory income tax rate	23.20%
Ridik Software [Member]
Taxes (Textual)
Statutory income tax rate	19.00%
High and New Technology Enterprises [Member]
Taxes (Textual)
Effective income tax rate		15.00%
Tax exemption, description		Under the Enterprise Income Tax ("EIT") Law of PRC, domestic enterprises and Foreign Investment Enterprises (the "FIE") are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted if qualified. EIT Law grants a preferential tax rate to High and New Technology Enterprises ("HNTEs"). In accordance with the PRC Income Tax Laws, an enterprise awarded with the "HNTE"s certificate may enjoy a reduced EIT rate of 15%. CLPS Shanghai, the Company's main operating subsidiary in PRC, was recognized as qualified HNTEs in 2013 and enjoyed a preferential tax rate of 15% from 2013 to 2015. The status was renewed in 2016 for 2016 to 2018 and it renewed, again, in October 2019 for 2019 to 2021. The impact of the preferential tax treatment noted above decreased income taxes by $193,004, $217,671 and $285,130 for the fiscal 2020, 2019 and 2018, respectively.
Domestic and Foreign Investment Enterprises [Member]
Taxes (Textual)
Effective income tax rate	25.00%
CLPS RiDik [Member]
Taxes (Textual)
Statutory income tax rate	27.50%	27.50%	27.50%
Mainland China [Member]
Taxes (Textual)
Decreased income taxes	$ 193,004	$ 217,671	$ 285,130
Net operating loss carry forwards	$ 5,721,651	$ 4,326,319
Singapore [Member]
Taxes (Textual)
Statutory income tax rate	17.00%
Net operating loss carry forwards	$ 509,033
Australia [Member]
Taxes (Textual)
Statutory income tax rate	30.00%
Net operating loss carry forwards	$ 251,128
Hong Kong [Member]
Taxes (Textual)
Statutory income tax rate	16.50%
Net operating loss carry forwards	$ 1,518
Japan [Member]
Taxes (Textual)
Net operating loss carry forwards	$ 11,228
Net operating loss carry forwards, expiration	8 years
India [Member]
Taxes (Textual)
Net operating loss carry forwards	$ 5,513
Net operating loss carry forwards, expiration	10 years
United States [Member]
Taxes (Textual)
Statutory income tax rate	21.00%
United States [Member] | CLPS CALIFORNIA [Member]
Taxes (Textual)
Statutory income tax rate	21.00%
California [Member] | CLPS CALIFORNIA [Member]
Taxes (Textual)
Statutory income tax rate	8.84%
Delaware [Member]
Taxes (Textual)
Statutory income tax rate	0.00%